Share Based Compensation (Details 1) - 12 months ended Dec. 31, 2019 - Stock Option Plan [Member]		$ / shares	CHF (SFr)
Equity Incentive Plan 2019 [Member]
Statement Line Items [Line Items]
Share price at grant date		$ 1.76
Exercise price		2.07
Expected volatility			119.41%
Expected life			1,2 and 3 years
Expected dividends | SFr
Risk-free interest rate			1.62%
Equity Incentive Plan 2019 [Member] | OneYear Vesting Period [Member]
Statement Line Items [Line Items]
Fair value at grant date	[1]		USD 0.715 (1 year vesting)
Equity Incentive Plan 2019 [Member] | Two Year Vesting Period [Member]
Statement Line Items [Line Items]
Fair value at grant date	[1]		USD 1.006 (2 year vesting)
Equity Incentive Plan 2019 [Member] | Three Year Vesting Period [Member]
Statement Line Items [Line Items]
Fair value at grant date	[1]		USD 1.193 (3 year vesting)
Equity Incentive Plan 2019 One [Member]
Statement Line Items [Line Items]
Share price at grant date		3.35
Exercise price		5.75
Expected volatility			156.26%
Expected life			1,2 and 3 years
Expected dividends | SFr
Risk-free interest rate			2.29%
Equity Incentive Plan 2019 One [Member] | OneYear Vesting Period [Member]
Statement Line Items [Line Items]
Fair value at grant date	[2]		USD 1.495 (1 year vesting)
Equity Incentive Plan 2019 One [Member] | Two Year Vesting Period [Member]
Statement Line Items [Line Items]
Fair value at grant date	[2]		USD 2.196 (2 year vesting)
Equity Incentive Plan 2019 One [Member] | Three Year Vesting Period [Member]
Statement Line Items [Line Items]
Fair value at grant date	[2]		USD 2.596 (3 year vesting)
Equity Incentive Plan 2018 [Member]
Statement Line Items [Line Items]
Share price at grant date		0.64
Exercise price		0.66
Expected volatility			137.06%
Expected life			1,2 and 3 years
Expected dividends | SFr
Risk-free interest rate			3.06%
Equity Incentive Plan 2018 [Member] | OneYear Vesting Period [Member]
Statement Line Items [Line Items]
Fair value at grant date	[1]		USD 0.340 (1 year vesting)
Equity Incentive Plan 2018 [Member] | Two Year Vesting Period [Member]
Statement Line Items [Line Items]
Fair value at grant date	[1]		USD 0.449 (2 year vesting)
Equity Incentive Plan 2018 [Member] | Three Year Vesting Period [Member]
Statement Line Items [Line Items]
Fair value at grant date	[1]		USD 0.514 (3 year vesting)
Equity Incentive Plan 2018 One [Member]
Statement Line Items [Line Items]
Share price at grant date		5.75
Exercise price		$ 5.98
Expected volatility			93.38%
Expected life			1,2 and 3 years
Expected dividends | SFr
Risk-free interest rate			2.92%
Equity Incentive Plan 2018 One [Member] | OneYear Vesting Period [Member]
Statement Line Items [Line Items]
Fair value at grant date	[2]		USD 1.074 (1 year vesting)
Equity Incentive Plan 2018 One [Member] | Two Year Vesting Period [Member]
Statement Line Items [Line Items]
Fair value at grant date	[2]		USD 1.299 (2 year vesting)
Equity Incentive Plan 2018 One [Member] | Three Year Vesting Period [Member]
Statement Line Items [Line Items]
Fair value at grant date	[2]		USD 1.390 (3 year vesting)

[1]	October grants for the respective year
[2]	April grants for the respective year